NOTES PAYABLE (Details Narrative)													3 Months Ended		12 Months Ended		15 Months Ended
	Aug. 07, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 08, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jan. 06, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) $ / shares shares	Aug. 01, 2022 USD ($)	Jul. 29, 2022 USD ($)	May 01, 2022 shares	Apr. 01, 2022 USD ($)	Feb. 15, 2022 USD ($) Integer	Apr. 11, 2021 USD ($) shares	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2023 USD ($) shares	Apr. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 06, 2023	Jun. 17, 2022 USD ($)	Dec. 24, 2020 USD ($)	Jun. 30, 2020 USD ($)
Short-Term Debt [Line Items]
Shares issued | shares									151,579						151,579
Extinguishment of debt												$ 1,501,914				$ (7,096,730)
Debt conversion, amount												1,250,004
Consideration											$ 4,000,000
Consignment units | Integer											13,000
Repayments of notes - related party							$ 500,000								4,000,000		$ 1,559,109
Debt maturity date										Jul. 01, 2022
Note payable				$ 0	$ 2,092,700	$ 2,092,700									0	13,200,000			$ 13,200,000
Proceeds from notes payable														$ 925,000	2,000,000	5,500,000
Derivative expense															8,995,962
Derivative liability													675,072
Amortization of debt discount													$ 777,192	$ 2,872,222	4,095,030	8,150,284
Interest rate, increase													6.43%
Repayment of debt				4,000,000			$ 500,000
UFS Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received								$ 1,124,250
Payment for exchange received amount								750,000
Cash less fees								60,000
UFS Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Sale of consideration received	$ 797,500
Payment for exchange received amount	550,000
Cash less fees	50,000
UFS Agreement [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount								13,491
UFS Agreement [Member] | Each Week for Next Three Weeks [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount	$ 30,000
UFS Agreement [Member] | Thereafter Per Week [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount								44,970
Cedar Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received								1,124,250
Payment for exchange received amount								750,000
Cash less fees								60,000
Cedar Agreement [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount								13,491
Cedar Agreement [Member] | Thereafter Per Week [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount								$ 44,970
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable						$ 600,000
Shares issued price per share | $ / shares					$ 8.84	$ 8.84
Derivative expense		$ 1,715,557		1,715,557
Fair value derivate liability		$ 2,139,666		2,814,738									$ 2,139,666		2,814,738
Amortization of debt discount													$ 777,192		1,222,808
[custom:SharesIssuedPricePerShares-0] | $ / shares					0.221	0.221
Increase (Decrease) in Derivative Liabilities				2,814,738
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate																		6.43%
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Shares issued price per share | $ / shares					$ 0.221	0.221
Fair value derivate liability				900,819											900,819
Stockholders' Equity Note, Stock Split					8.84 per share after adjusting for the one-for-forty (1-for-40) reverse stock split
[custom:SharesIssuedPricePerShares-0] | $ / shares					$ 8.84	$ 8.84
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Note payable					$ 0	$ 0
Warrants granted					3,715,557
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Notes [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable						1,400,000
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Note payable					$ 2,000,000	$ 2,000,000
Common stock exercisable, shares | shares					452,489	452,489
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Maximum [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Common stock exercisable, shares | shares					452,489	452,489
Meged Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received			$ 315,689
Stock redeemed value			210,600
Legal fees			10,580
Debt repayment			17,538
Meged Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Sale of consideration received			315,689
Payment for exchange received amount			210,600
Cash less fees			10,580
Meged Agreement [Member] | Each Week for Next Three Weeks [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount			$ 17,538
Loan Agreement [Member] | Montsaic Investments, LLC [Member]
Short-Term Debt [Line Items]
Note payable																					$ 120,000
Interest rate																					12.60%
Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Derivative liability												1,251,910
Derivative liability												$ 1,251,910
Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Shares issued | shares												681
Interest rate												20.00%
Payables												$ 1,500,000
Fair value of derivative liability				$ 1,456,854											$ 1,456,854	1,456,854
Promissory Note Payable [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Shares issued | shares												27,233
Fair value of derivative liability																$ 1,061,550
Promissory Note Payable [Member] | Third Party [Member]
Short-Term Debt [Line Items]
Interest rate																				2.25%
Note payable																				$ 1,000,000
Notes Payable [Member]
Short-Term Debt [Line Items]
Note payable										$ 500,000
Interest rate										8.00%